Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.21%(b)
Apparel Retail–1.71%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	11,922,000	$2,381,652
Automobile Manufacturers–0.26%
Jiangling Motors Corp. Ltd., B Shares	311,100	356,085
Construction Materials–1.02%
Asia Cement China Holdings Corp.	2,090,500	1,421,492
Electronic Components–1.76%
Innolux Corp. (Taiwan)	2,422,000	1,609,385
Largan Precision Co. Ltd. (Taiwan)	8,000	840,784
		2,450,169
Electronic Manufacturing Services–1.21%
FIH Mobile Ltd.(c)	877,000	119,705
Hon Hai Precision Industry Co. Ltd. (Taiwan)	395,000	1,559,820
		1,679,525
Footwear–1.35%
Stella International Holdings Ltd.(c)	1,472,000	1,885,434
Gas Utilities–1.76%
Towngas China Co. Ltd.	3,715,564	2,445,521
Health Care Equipment–2.11%
MicroPort CardioFlow Medtech Corp.(c)(d)	4,645	7,291
MicroPort Scientific Corp.	388,000	2,931,956
		2,939,247
Health Care Supplies–3.88%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,012,000	5,403,137
Hotels, Resorts & Cruise Lines–0.50%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	693,790
Household Products–4.31%
Vinda International Holdings Ltd. (Hong Kong)	2,131,000	6,008,383
Hypermarkets & Super Centers–1.84%
Sun Art Retail Group Ltd.(c)	4,120,500	2,562,946
Interactive Home Entertainment–5.00%
NetEase, Inc., ADR	68,137	6,964,283
Interactive Media & Services–17.96%
Autohome, Inc., ADR	53,561	2,426,313
JOYY, Inc., ADR	43,834	2,342,927
Tencent Holdings Ltd.	212,800	13,132,174
Weibo Corp., ADR(c)	126,196	7,117,455
		25,018,869
Internet & Direct Marketing Retail–23.87%
Alibaba Group Holding Ltd.(c)	248,100	6,062,682
Shares		Value
Internet & Direct Marketing Retail–(continued)
Alibaba Group Holding Ltd., ADR(c)	38,847	$7,582,546
JD.com, Inc., A Shares(c)	25,200	894,864
JD.com, Inc., ADR(c)	80,530	5,707,966
Meituan, B Shares(c)(d)	255,300	7,075,149
Pinduoduo, Inc., ADR(c)	64,612	5,919,106
		33,242,313
Life & Health Insurance–5.29%
AIA Group Ltd. (Hong Kong)	614,200	7,367,552
Movies & Entertainment–3.29%
iQIYI, Inc., ADR(c)	411,020	4,586,983
Packaged Foods & Meats–3.83%
Uni-President China Holdings Ltd.	5,301,000	5,328,639
Pharmaceuticals–7.59%
China Animal Healthcare Ltd.(e)	349,000	0
Jiangsu Hengrui Medicine Co. Ltd., A Shares	613,182	5,170,735
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	615,000	347,013
Sino Biopharmaceutical Ltd.	5,940,500	5,055,686
		10,573,434
Restaurants–4.98%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	723,765
Gourmet Master Co. Ltd. (Taiwan)	1,180,000	6,210,332
		6,934,097
Technology Hardware, Storage & Peripherals–4.23%
Asustek Computer, Inc. (Taiwan)	469,000	5,884,889
Trucking–1.46%
Full Truck Alliance Co. Ltd., ADR(c)(f)	215,135	2,037,328
Total Common Stocks & Other Equity Interests (Cost $127,627,794)		138,165,768

Money Market Funds–0.06%
Invesco Liquid Assets Portfolio,Institutional Class, 0.01%(g)(h) (Cost $92,795)	92,758	92,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $127,720,589)		138,258,563
Investments Purchased with Cash Collateral from Securities on Loan–1.62%
Money Market Funds–1.62%
Invesco Private Government Fund 0.02%(g)(h)(i)	677,286	677,286
Invesco Private Prime Fund 0.12%(g)(h)(i)	1,579,702	1,580,334
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,257,620)		2,257,620
TOTAL INVESTMENTS IN SECURITIES–100.89% (Cost $129,978,209)		140,516,183
OTHER ASSETS LESS LIABILITIES–(0.89)%		(1,246,142)
NET ASSETS–100.00%		$139,270,041

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $7,082,440, which represented 5.09% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this security was out on loan at July 31, 2021.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$835,025	$25,094,806	$(25,929,831)	$-	$-	$-	$255
Invesco Liquid Assets Portfolio, Institutional Class	530,329	17,919,668	(18,357,208)	74	(68)	92,795	138
Invesco Treasury Portfolio, Institutional Class	954,314	28,679,779	(29,634,093)	-	-	-	80
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,919,072	(2,241,786)	-	-	677,286	10*
Invesco Private Prime Fund	-	6,436,556	(4,856,222)	-	-	1,580,334	178*
Total	$2,319,668	$81,049,881	$(81,019,140)	$74	$(68)	$2,350,415	$661

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$44,684,907	$93,480,861	$0	$138,165,768
Money Market Funds	92,795	2,257,620	—	2,350,415
Total Investments	$44,777,702	$95,738,481	$0	$140,516,183
Invesco Greater China Fund